GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geograpical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 45,069	$ 50,799
America (principally the United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,609	3,592
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	39,467	43,711
EMEA - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,201	1,314
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,792	$ 2,182